Cash, Cash Equivalents and Restricted Cash - Breakdown of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 154,950	$ 130,821	$ 149,604
Restricted cash	49,921	8,976	8,638
Total cash, cash equivalents and restricted cash	204,871	139,797	$ 158,242	$ 153,194
Consolidated Entity, Excluding Consolidated VIE
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	154,674	130,455
VIE
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 276	$ 366